                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1. Name and address of issuer: National Variable Life Insurance Account, One National Life Drive, Montpelier, Vermont 05604

2.   Name of each series or class of funds for which this notice is filed:
     National Variable Life Insurance Account

3.   Investment Company Act File Number:  811-9044.
     Securities Act File Number:  33-91938.

4.   Last day of fiscal year for which this notice is filed:  12- 31-96.

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of issuer's 24f-2 declaration: Not applicable.

6. Date of termination of issuer's declaration under rule 24f- 2(a)(1), if applicable: Not applicable.

7. Number and amount of securities of the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: Not applicable.

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: Not applicable.

9. Number and aggregate sale price of securities sold during the fiscal year: 1,391, $6,872,807.13

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: 1,391, $6,872,807.13

11. Number and aggregate sale price of securities sold during the fiscal year in connection with dividend reinvestment plans, if applicable:
     Not applicable.

12.  Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                  $6,872,807.13

     (ii) Aggregate sale price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable:
                                                  +0

     (iii)  Aggregate price of shares redeemed or repurchased during the
     fiscal year (if applicable):                     - 0

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
     applicable):                                     + 0

     (v) Net aggregate sale price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (Line (i), plus line (ii), less
     line (iii), plus line (iv), if applicable:       $6,872,807.13

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):
                                                      x1/3300

     (vii) Fee due (line (i) or line (v) multiplied by line (vi):
                                                      $2,082.67

Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
     Informal and Other Procedures (17 CFR 202.3a.)        X

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 06-27-97.

                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Craig A. Smith
                         Senior Vice President

Date: 06-27-97